Trade and other receivables (Details) - GBP (£)	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019	Jan. 31, 2019	Jan. 01, 2019
Trade and other receivables
Other debtors	£ 263,791	£ 117,562	£ 715,077		£ 36,144
Prepayments and accrued income	122,848	99,607	11,252
Total	£ 386,639	217,169	£ 726,329	£ 36,144	£ 36,144
R&D tax credit receivables		£ 644,950